UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Joseph A. Hanczor     Stamford, CT     November 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $231,822 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999  039483201     1621    39200 SH       SOLE                    39200        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776      448    17979 SH       SOLE                    17979        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362      677    26111 SH       SOLE                    26111        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362     9497   366259 SH       SOLE                   366259        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511      407    16019 SH       SOLE                    16019        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    24377   961201 SH       SOLE                   961201        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    28027  1125605 SH       SOLE                  1125605        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390      386    15818 SH       SOLE                    15818        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     1089    44598 SH       SOLE                    44598        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255H105    27105  2591300 SH       SOLE                  2591300        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    49944  2960500 SH       SOLE                  2960500        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108     1866   104000 SH       SOLE                   104000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    34900  1997730 SH       SOLE                  1997730        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    36689  1503635 SH       SOLE                  1503635        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604      537    22020 SH       SOLE                    22020        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405      536     5000 SH       SOLE                     5000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      840    54563 SH       SOLE                    54563        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    12876    12799 SH       SOLE                    12799        0        0